Subsequent Events	6 Months Ended
Dec. 31, 2025
Veraxa Biotech Holding A G [Member]
Entity Information [Line Items]
Subsequent Events

Note 5 — Subsequent Events

Subsequent events have been evaluated through June 16, 2026, which represents the date the financial statements were available to be issued, and no events, other than those discussed below, have occurred through that date that would impact the financial statements.

Corporate Restructuring and Merger

On February 27, 2026, an Extraordinary General Meeting (EGM) unanimously approved the corporate merger by absorption of Veraxa Biotech AG (VBAG) into Veraxa Biotech Holding AG (VHAG). The merger became effective upon registration in the Zurich commercial register, with retroactive accounting and tax effectiveness from January 1, 2026. Following the merger, VBAG ceased to exist without liquidation, and the surviving entity (VHAG) officially changed its name to Veraxa Biotech AG.

As a result of the absorption, all of VBAG’s assets, totaling CHF 73,783,861, and liabilities, totaling CHF 20,108,070, were transferred to the Company. Independent auditors (BDO AG) confirmed the fairness of the valuation, which was determined using risk-adjusted net present value (DCF), market comparables, and transaction methods.

In conjunction with the merger, the Company’s statutes were completely revised to reflect a new capital structure and approved option plans. The following capital adjustments were executed:

●	Share Split: The Company’s initial share capital of CHF 100,000, previously representing 100,000 shares, was split into 11,325,000 shares.

●	Ordinary Capital Increase: The share capital was further increased by CHF 1,147,904, bringing the new total share capital to CHF 1,247,904.

●	Share Exchange: The Company issued 130,000,128 new shares to VBAG shareholders in exchange for 14,751,067 VBAG shares, establishing an exchange ratio of 8.81293 new shares per VBAG share. No cash compensation or special advantages were granted in this exchange.

●	Maximum Capital Increase: Authorization was granted for a maximum capital increase of up to CHF 223,400 through the issuance of up to 25,300,050 new shares.

●	Conditional Capital: Several tranches totaling over 40 million shares were approved as conditional capital to support future option exercises for shareholders, employees, and advisors. Existing employee option plans (VSOP) from prior to the merger will continue post-merger.

●	Capital Band: The Board of Directors is authorized to increase capital up to an additional CHF 623,952 (maximum 70,662,564 shares) until December 31, 2030.

Concurrent with the restructuring, a new Board of Directors was elected, consisting of Oliver Baumann (Chairman), Warren Hosseinion, Dr. Christoph Antz, Christoph Ziegler, and Marc Grüninger. BDO AG was elected as the statutory auditor.